COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2015 lease	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 vessel
Other Commitments [Line Items]
Number of newbuild vessels | vessel		2
EGCS commitments | $		$ 15.7
Number of vessels with BWTS commitments | vessel		4
Installments and newbuilding supervision fees paid | $		$ 51.1
Newbuilding installment Commitments | $		114.4
Number of leases assigned to third parties and related parties | lease			2
Outstanding lease payments, guaranteed by the Company | $		$ 6.3		$ 7.9
Number of vessels owned | vessel		46
VLCC Vessels [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel		2		4	3
EGCS commitments | $		$ 1.0
Number of vessels chartered in from SFIL | vessel		2
Number of vessels owned | vessel		18
Scenario, Forecast
Other Commitments [Line Items]
BWTS commitments | $	$ 2.8